SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Summary of financial information by segment
Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$187	$8,075	$3,751	$5,013	$36,828	$2,683	$234	$56,771
Inter-segment revenues	1,760	41	11	5	442	—	(46)	2,213	i
Segmented revenues	1,947	8,116	3,762	5,018	37,270	2,683	188	58,984
FFO from equity accounted investments	—	945	46	846	526	15	(6)	2,372	ii
Interest expense	—	(2,464)	(930)	(586)	(520)	(57)	(323)	(4,880)	iii
Current income taxes	—	(213)	(32)	(326)	(186)	(45)	(59)	(861)	iv
Funds from operations	1,317	1,786	328	602	795	49	(476)	4,401	v
Common equity	328	17,423	5,302	2,887	4,279	2,606	(7,178)	25,647
Equity accounted investments	—	22,949	685	7,636	1,943	395	39	33,647
Additions to non-current assets[1]	—	51,111	3,729	10,524	10,139	124	190	75,817

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2017 (MILLIONS)	Asset Management	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Corporate Activities	Total Segments	Note
External revenues	$286	$6,824	$2,788	$3,859	$24,220	$2,447	$362	$40,786
Inter-segment revenues	1,181	38	—	12	357	—	—	1,588	i
Segmented revenues	1,467	6,862	2,788	3,871	24,577	2,447	362	42,374
FFO from equity accounted investments	—	904	23	904	229	1	8	2,069	ii
Interest expense	—	(1,901)	(691)	(453)	(237)	(83)	(261)	(3,626)	iii
Current income taxes	—	(63)	(39)	(111)	(84)	(46)	57	(286)	iv
Funds from operations	970	2,004	270	345	333	34	(146)	3,810	v
Common equity	312	16,725	4,944	2,834	4,215	2,915	(7,893)	24,052
Equity accounted investments	—	19,597	509	8,793	2,387	346	362	31,994
Additions to non-current assets[1]	—	10,025	7,555	7,991	6,307	74	328	32,280

1.	Includes equity accounted investments, investment properties, property, plant and equipment, sustainable resources, intangible assets and goodwill

Summary of reconciliation of FFO from equity accounted investments
The following table reconciles the company’s consolidated equity accounted income to FFO from equity accounted investments:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Consolidated equity accounted income	$1,088	$1,213
Non-FFO items from equity accounted investments[1]	1,284	856
FFO from equity accounted investments	$2,372	$2,069

1.
Adjustment to back out non-FFO expenses (income) that are included in consolidated equity accounted income including depreciation and amortization, deferred taxes and fair value changes from equity accounted investments

Schedule of components of income tax expense
The following table reconciles consolidated income taxes to current income taxes by segment:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Current tax expense	$(861)	$(286)
Deferred income tax recovery (expense)	1,109	(327)
Income tax recovery (expense)	$248	$(613)
The major components of income tax expense for the years ended December 31, 2018 and 2017 are set out below:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Current income taxes	$861	$286
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	143	499
Expense / (recovery) arising from previously unrecognized tax assets	(955)	3
Change of tax rates and new legislation	(297)	(175)
Total deferred income taxes	(1,109)	327
Income taxes	$(248)	$613

Summary of reconciliation of FFO to net income
The following table reconciles net income to total FFO:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Note	2018	2017
Net income		$7,488	$4,551
Realized disposition gains in fair value changes or equity	vi	1,445	1,116
Non-controlling interests in FFO		(6,015)	(4,964)
Financial statement components not included in FFO
Equity accounted fair value changes and other non-FFO items		1,284	856
Fair value changes		(1,794)	(421)
Depreciation and amortization		3,102	2,345
Deferred income taxes		(1,109)	327
Total FFO		$4,401	$3,810

Summary of financial information by geographic regions
The company’s revenues by location of operations are as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
United Kingdom	$23,684	$15,106
United States	9,756	8,284
Canada	6,422	5,883
Australia	4,968	4,405
Brazil	4,048	3,206
Other Europe	3,275	617
Asia	1,643	1,119
Colombia	1,594	970
Other	1,381	1,196
	$56,771	$40,786

The company’s consolidated assets by location are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
United States	$128,808	$84,860
Canada	27,850	21,897
United Kingdom	23,093	20,005
Brazil	22,539	23,931
Australia	13,309	14,501
Other Europe	13,250	3,979
Asia	10,479	8,089
Colombia	9,862	7,362
Other	7,091	8,096
	$256,281	$192,720